Restructuring and Other Related Charges Restructuring and Other Related Charges by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 22.1	$ 24.3	$ 28.0
Operating Segments | Professional Instrumentation
Restructuring Cost and Reserve [Line Items]
Restructuring charges	6.8	9.4	12.1
Operating Segments | Industrial Technologies
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 15.3	$ 14.9	$ 15.9